Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 1,150	$ 978
Money market funds, reverse repurchase agreements and other cash equivalents(a)	9,231	7,049
Balance per Group balance sheet and Group cash flow statement	10,381	$ 8,027
Reverse repurchase agreements	1,200
Fair value of collateral	$ 1,260